Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jul. 16, 2014
Document Effective Date	Jul. 16, 2014
Prospectus Date	Apr. 30, 2014
American Beacon Small Cap Index Fund | American Beacon Small Cap Index Fund | Institutional Class
Risk/Return:
Trading Symbol	ASCIX
American Beacon International Equity Index Fund | American Beacon International Equity Index Fund | Institutional Class
Risk/Return:
Trading Symbol	AIIIX